Related Party Balance And Transactions - Additional Information (Details) ¥ in Millions			1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Amounts due from related parties							$ 1,734,333		$ 2,517,833
Amount due to related parties							159,996		164,046
Accounts receivable, net							6,452,834		7,005,396
Beijing Puyan
Related Party Transaction [Line Items]
Purchase of loan from related parties	$ 4,200,000	¥ 30.3
Related party transaction, rate	3.85%	3.85%
Repayments of related party debt			$ 2,800,000	¥ 20.0	$ 1,400,000	¥ 10.0	400,000		300,000
Interest income							0	$ 768
Amounts due from related parties							$ 282,874		273,066
Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Equity method investment ownership percentage							49.00%
Purchase of materials							$ 500	33,000
Amounts due from related parties							200,000		200,000
Received materials from related parties							0	0
Accounts receivable, net							$ 43,200		11,900
Zhichong New Energy
Related Party Transaction [Line Items]
Equity method investment ownership percentage							11.71%
Sale of materials							$ 200	$ 900,000
Accounts receivable, net							$ 2,200,000		$ 2,700,000